Accrued expenses payable (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses [Abstract]
Summary of Accrued Expenses Payable

	2025	2024
Accruals and estimations	$3,050	$4,288
Labor related provisions	53,789	50,949
Liability for social security contributions	8,380	7,267
Other	797	169
	$66,016	$62,673